Finance income and expenses (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure Of Detailed Information About Finance Income And Expense [Abstract]
Summary of Finance Income and Expenses

	2023	2022	2021
Interest income	12,666	2,144	1,774
Other financial income	329	—	—
Fair value changes on derivatives	611	—	—
Fair value changes on Convertible Notes	96,445	—	—
Net foreign exchange difference	7,825	13,112	12,661
Total finance income	117,876	15,256	14,435
Interest expenses on loan from credit institutions	(20,187)	(5,784)	(8,623)
Interest expenses on lease liabilities	(6,779)	(8,144)	(5,026)
Interest expenses on Convertible Notes	(22,367)	—	—
Interest expenses on shareholder loans	—	—	(5,256)
Fair value changes on derivatives	—	(287)	(16)
Fair value changes on short-term investments	—	(1,821)	(222)
Other financial expenses	(19,696)	(629)	(518)
Borrowing costs capitalized	—	—	3,921
Total finance expenses	(69,029)	(16,665)	(15,740)